Derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Interest rate swaps	$ 8,828	$ (20,418)	$ (14,045)
Reclassification to Interest and Finance Costs	20,237	31,800	36,847
Total	29,065	11,382	22,802
Amount of Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion) [Member]
Derivative [Line Items]
Interest rate swaps	8,828	(20,418)	(14,045)
Reclassification to Interest and Finance Costs	20,237	31,800	36,847
Total	$ 29,065	11,382	22,802
Location Gain (Loss) Recognized in Income on Derivative (Ineffective Portion) [Member]
Derivative [Line Items]
Description of Location of Gain (Loss) on Interest Rate Derivative on Income Statement	Gain / (Loss) on derivative instruments, net
Amount Gain (Loss) recognized in income derivative Ineffective Portion [Member]
Derivative [Line Items]
Interest rate swaps	$ 0	(60)	645
Reclassification to Interest and Finance Costs	0	0	0
Total	$ 0	$ (60)	$ 645
Location Gain (Loss) recognized on derivative [Member]
Derivative [Line Items]
Description of Location of Gain (Loss) on Interest Rate Derivative on Income Statement	Gain / (Loss) on derivative instruments, net